Share based compensation - Number of shares warrants give right to for Plan 2016 (Detail) - Share based payment arrangements 2016 plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share based payment arrangement [Line items]
Outstanding at January 1	217,500	742,500
Forfeited/Cancelled		(501,500)
Exercised	(165,000)	(23,500)
Outstanding at December 31	52,500	217,500
Exercisable at December 31	52,500	217,500